LEASE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true
Operating lease expenses	¥ 51,608	¥ 28,999	¥ 20,139
Amortization expenses of land use rights	¥ 17,270	¥ 0	¥ 0
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Original term of the lease	5 years
Remaining lease term	3 years
Extension term of the lease	5 years
Termination term of the lease	1 year